Disposals - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	£ (237)	£ (281)	£ (343)
Investments in joint ventures and associates	(392)	(398)
Intangible assets - pre-publication	(817)	(741)
Inventories	(164)	(148)
Trade and other receivables	(1,178)	(1,110)
Cash and cash equivalents (excluding overdrafts)	(568)	(518)
Trade and other liabilities	1,400	1,342
Provisions for other liabilities and charges	145	55
Net (assets)/liabilities disposed	4,525	4,021
Disposal of subsidiaries and associates [member]
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	(17)	(7)	(3)
Intangible assets	(17)	(9)
Investments in joint ventures and associates	(3)	(352)
Net deferred income tax assets		(3)	(10)
Intangible assets - pre-publication	(8)	(1)	(4)
Inventories	(1)	(2)
Trade and other receivables	(30)	(16)	(6)
Current income tax (receivable)/payable		(5)
Cash and cash equivalents (excluding overdrafts)	(119)	(13)	(9)
Net deferred income tax liabilities	16
Trade and other liabilities	172	34	21
Provisions for other liabilities and charges	1
Cumulative currency translation adjustment	4	51
Net (assets)/liabilities disposed	(2)	(323)	(11)
Cash - current year disposals	243	468	7
Deferred proceeds	2
Cash and cash equivalents disposed	(119)	(13)	(9)
Fair value of financial asset acquired	3
Costs and other disposal liabilities paid	(23)	(25)	(52)
Costs	(16)	(17)	(16)
Net cash inflow	101	430	(50)
Gain on disposal	230	128	(20)
Cash inflow/ from sale of subsidiaries	83	19	(54)
Cash inflow from sale of joint ventures and associates	18	£ 411	£ 4
Disposal of subsidiaries and associates [member] | WSE [member]
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	(17)
Intangible assets	(15)
Intangible assets - pre-publication	(8)
Inventories	(1)
Trade and other receivables	(30)
Cash and cash equivalents (excluding overdrafts)	(119)
Net deferred income tax liabilities	16
Trade and other liabilities	171
Cumulative currency translation adjustment	4
Net (assets)/liabilities disposed	1
Cash - current year disposals	212
Costs	(6)
Gain on disposal	207
Disposal of subsidiaries and associates [member] | UTEL [member]
Disclosure of disposal of subsidiaries [line items]
Investments in joint ventures and associates	(3)
Net (assets)/liabilities disposed	(3)
Cash - current year disposals	22
Gain on disposal	19
Disposal of subsidiaries and associates [member] | Business closures other [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets	(2)
Trade and other liabilities	1
Provisions for other liabilities and charges	1
Cash - current year disposals	9
Deferred proceeds	2
Fair value of financial asset acquired	3
Costs	(10)
Gain on disposal	£ 4